Intangible Asset (Details) - Schedule of Intangible Asset - MYR (RM)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Disclosure of detailed information about intangible assets [line items]
Cost	RM 169,932,568	RM 169,932,568	RM 84,198,141
Additions		47,799	85,734,427
Disposal		(47,799)
Cost	169,932,568	169,932,568	169,932,568
Accumulated Amortisation	(53,301,712)	(30,878,564)	(15,455,418)
Charge for the year	(27,871,638)	(22,423,148)	(15,423,146)
Accumulated Amortisation	(81,173,350)	(53,301,712)	(30,878,564)
Net carrying amount	88,759,218	116,630,856	139,054,004
Supply/Service Agreements [Member]
Disclosure of detailed information about intangible assets [line items]
Cost	31,864,594	31,864,594	31,864,594
Additions
Disposal
Cost	31,864,594	31,864,594	31,864,594
Accumulated Amortisation	(6,638,457)	(3,451,997)	(265,539)
Charge for the year	(3,186,459)	(3,186,460)	(3,186,458)
Accumulated Amortisation	(9,824,916)	(6,638,457)	(3,451,997)
Net carrying amount	22,039,678	25,226,137	28,412,597
Computer system [Member]
Disclosure of detailed information about intangible assets [line items]
Cost	108,183,437	108,183,437	30,183,437
Additions			78,000,000
Disposal
Cost	108,183,437	108,183,437	108,183,437
Accumulated Amortisation	(46,663,255)	(27,426,567)	(15,189,879)
Charge for the year	(24,685,179)	(19,236,688)	(12,236,688)
Accumulated Amortisation	(71,348,434)	(46,663,255)	(27,426,567)
Net carrying amount	36,835,003	61,520,182	80,756,870
Goodwill [Member]
Disclosure of detailed information about intangible assets [line items]
Cost	29,884,537	29,884,537	22,150,110
Additions		47,799	7,734,427
Disposal		(47,799)
Cost	29,884,537	29,884,537	29,884,537
Accumulated Amortisation
Charge for the year
Accumulated Amortisation
Net carrying amount	RM 29,884,537	RM 29,884,537	RM 29,884,537